Net Loss per Share - Calculations of Net Loss Attributable to Common Stockholders and Basic and Diluted Net Loss per Share and Basic and Diluted Weighted Average Shares Outstanding (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Numerator
Net loss	$ (5,477)	$ (9,259)	$ (14,128)	$ (6,214)
Net loss attributable to common shareholders	(5,477)	(12,946)	(17,815)	(12,388)
Denominator
Weighted average common shares outstanding - Basic and diluted	18,919,146	850,950	3,872,895	15,072
Net loss per share- basic and diluted	$ (0.29)	$ (15.21)	$ (4.60)	$ (821.92)
Series A Preferred Stock [Member]
Numerator
Preferred stock dividends		(1,810)	(1,810)	(2,823)
Series B Preferred Stock [Member]
Numerator
Preferred stock dividends		(1,556)	(1,556)	(2,822)
Series C Preferred Stock [Member]
Numerator
Preferred stock dividends		$ (321)	$ (321)	$ (529)